Accounts receivable: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Accounts receivable:
Customer trade receivable	$ 43,268	$ 14,289
Government funding receivable	1,412	1,281
Due from joint venture partner and other receivables	11,528	1,075
Allowance for doubtful accounts	(785)	(711)
Accounts receivable, net	$ 55,423	$ 15,934